UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manger Filing this Report

Name:  	Sterneck Capital Management, LLC
Address: 	4510 Belleview, Suite 204
		Kansas City, MO  64111

Form 13F File Number: 28-13362

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Frank Sterneck
Title:		Chief Investment Officer
Phone:		816-531-2254

Signature, Place and Date of Signing:

 Frank Sterneck_______	  Kansas City, MO      	  9/30/2010 _
[Signature]		  [City, State]		     [Date]

Report Type (Check only one.):

 X     13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[  ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[  ]     13F COMBINATION REPORT. (Check here if a portion of the
holdings for this reporting manger are reported in this report and a portion are reported by other reporting managers(s).)


List of Other Mangers Reporting for this Manger:

-- section omitted --

EDGAR
FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 76

Form 13F Information Table Value Total: $43,116


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                            VALUE  SHRS OR SH/ PUT/INVESTMENT  OTHER
NAME OF ISSUER                     TITLE OF CLASS CUSIP    (x$1000 PRN AMT PRN CALLDISCRETIONMANAGERS  SOLE SHARED NONE
APPLE COMPUTER INC                 COM            037833100   1242     4376SH         SOLE                           4376
BERKSHIRE HATHAWAY CLASS A         CL A           084670108   1245       10SH         SOLE                             10
BOEING CO                          COM            097023105    229     3435SH         SOLE             2000          1435
BRIDGEPOINT ED INC                 COM            10807M105    186    12000SH         SOLE                          12000
CAPITAL PRODUCT PARTNERS L P       COM UNIT LP    Y11082107    198    24000SH         SOLE             7500         16500
CHEVRON CORP NEW                   COM            166764100    520     6414SH         SOLE                           6414
CINTAS CORP                        COM            172908105    296    10750SH         SOLE             1500          9250
CISCO SYSTEMS INC                  COM            17275R102    793    36200SH         SOLE            11000         25200
CITIGROUP INC                      COM            172967101    113    28784SH         SOLE            15000         13784
COCA COLA CO                       COM            191216100    568     9701SH         SOLE                           9701
COLLECTIVE BRANDS INC              COM            19421W100    373    23100SH         SOLE             9500         13600
COMCAST CABLE CLASS A              CL A           20030n101    250    13800SH         SOLE             9300          4500
CONSTELLATION BRANDS INC           CL A           21036P108    411    23250SH         SOLE             8000         15250
CREXUS INVT CORP                   COM            226553105    873    72534SH         SOLE            10000         62534
CVS CORP DEL                       COM            126650100    603    19150SH         SOLE             5000         14150
DELL INC                           COM            24702R101    179    13800SH         SOLE             4000          9800
DISNEY WALT CO                     COM DISNEY     254687106    340    10275SH         SOLE                          10275
DOLLAR TREE INC                    COM            256746108    620    12725SH         SOLE             3075          9650
DOW CHEM CO                        COM            260543103    272     9900SH         SOLE              500          9400
DU PONT E I DE NEMOURS & CO        COM            263534109   1045    23410SH         SOLE                          23410
DYNEX CAP INC PFD SER D 9.50%      PFD D 9.50%    26817Q605    346    32100SH         SOLE             9618         22482
EMC CORP MA                        COM            268648102    364    17935SH         SOLE             2500         15435
ENERGY TRANSFER PRTNRS L P         UNIT LTD PARTN 29273r109    422     8750SH         SOLE                           8750
EXELON CORP                        COM            30161N101   1254    29450SH         SOLE             5000         24450
EXXON MOBIL CORP                   COM            30231G102   1213    19635SH         SOLE                          19635
FEDEX CORP                         COM            31428X106    635     7425SH         SOLE             2000          5425
FERRELLGAS PARTNERS L.P.           UNIT LTD PART  315293100    427    16900SH         SOLE                          16900
FOREST LABS INC                    COM            345838106    433    14000SH         SOLE             6500          7500
FRONTIER COMMUNICATIONS CORP       COM            35906A108    179    21967SH         SOLE             5000         16967
GAP INC DEL                        COM            364760108    192    10300SH         SOLE             3000          7300
GARMIN LTD                         ORD            G37260109   6691   220449SH        OTHER                         220449
GENERAL ELECTRIC INC               COM            369604103    345    21239SH         SOLE                          21239
GENZYME CORP                       COM            372917104   1200    16950SH         SOLE             1500         15450
GLAXOSMITHKILINE PLC               SPONSORED ADR  37733W105    206     5225SH         SOLE             1000          4225
HARRIS CORP                        COM            413875105    531    12000SH         SOLE             1000         11000
HEALTHSOUTH CORP                   COM NEW        421924309    265    13800SH         SOLE             3800         10000
INTEL CORP                         COM            458140100    621    32339SH         SOLE            10500         21839
INTERNATIONAL BUSINESS MACHS       COM            459200101    570     4248SH         SOLE             1000          3248
INTEROIL CORP                      COM            460951106    801    11700SH         SOLE                          11700
J P MORGAN CHASE & CO              COM            46625H100    505    13280SH         SOLE             4020          9260
JOHNSON & JOHNSON                  COM            478160104    820    13236SH         SOLE             2000         11236
KRAFT FOODS INC                    CL A           50075N104    952    30843SH         SOLE             7992         22851
LILLY ELI & CO                     COM            532457108    477    13050SH         SOLE                          13050
MICROSOFT CORP                     COM            594918104    908    37091SH         SOLE            15000         22091
MONSANTO CO NEW                    COM            61166w101    591    12330SH         SOLE             2500          9830
NESS TECHNOLOGIES INC              COM            64104X108    169    37572SH         SOLE            10000         27572
NEWELL RUBBERMAID INC              COM            651229106    327    18350SH         SOLE             3000         15350
NISOURCE INC                       COM            65473P105    440    25279SH         SOLE            10000         15279
NUSTAR ENERGY LP                   UNIT COM       67058H102    562     9100SH         SOLE                           9100
OPENWAVE SYS INC                   COM NEW        683718308     29    16800SH         SOLE            10000          6800
PDL BIOPHARMA INC                  COM            69329Y104     83    15800SH         SOLE            10000          5800
PENN VA GP HLDGS L P               COM UNIT R LIM 70788P105    822    35950SH         SOLE                          35950
PFIZER INC.                        COM            717081103    425    24759SH         SOLE             4000         20759
PROCTOR & GAMBLE CO                COM            742718109    502     8366SH         SOLE                           8366
QUALCOMM INC                       COM            747525103    486    10779SH         SOLE                          10779
RSC HOLDINGS INC                   COM            74972L102    197    26400SH         SOLE            10000         16400
SANDRIDGE ENERGY INC               COM            80007P307     85    15000SH         SOLE                          15000
SOUTHERN UNION CO                  COM            844030106    651    27045SH         SOLE             7000         20045
SPRINT NEXTEL CORP                 COM SER 1      852061100    230    49646SH         SOLE            10000         39646
STANDARD REGISTER CO               COM            853887107    101    34428SH         SOLE            15500         18928
SUNLINK HEALTH SYSTEMS INC         COM            86737U102     21    10000SH         SOLE            10000             0
SYMANTEC CORP                      COM            871503108    241    15900SH         SOLE             5500         10400
TD AMERITRADE HLDG CORP            COM            87236Y108    367    22700SH         SOLE             7500         15200
TRC COS INC                        COM            872625108     70    27850SH         SOLE            14000         13850
TTM TECHNOLOGIES  INC              COM            87305R109    355    36300SH         SOLE             5000         31300
VERIZON COMMUNICATIONS             COM            92343V104    264     8099SH         SOLE                           8099
VODAFONE GROUP PLC NEW             SPONS ADR NEW  92857W209    305    12284SH         SOLE                          12284
WALGREEN COMPANY                   COM            931422109    648    19353SH         SOLE                          19353
WAL-MART STORES INC                COM            931142103    897    16762SH         SOLE                          16762
WESTERN UNION COMPANY              COM            959802109    390    22050SH         SOLE                          22050
YAHOO INC                          COM            984332106    635    44795SH         SOLE                          44795
ZION OIL & GAS                     COM            989696109     78    15000SH         SOLE                          15000